Offerings - Offering: 1	Oct. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value of CHF 0.50 per share
Amount Registered | shares	1,261
Proposed Maximum Offering Price per Unit	287.25
Maximum Aggregate Offering Price	$ 362,222.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 55.46
Offering Note	(1) Represents the maximum number of Chubb Limited Common Shares, par value CHF 0.50 per share ("Common Shares"), to be delivered to individuals who, as of January 14, 2016, were former employees (the "Former Employees") of The Chubb Corporation ("Chubb Corp"), which Chubb Limited acquired on January 14, 2016, in connection with the settlement of deferred equity awards held by the Former Employees. (2) Pursuant to Rules 457(c) and 457(h)(1) promulgated under the Securities Act of 1933 (the "Securities Act") and solely for the purpose of calculating the registration fee, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based on $287.25, which is the average of the high and low prices of Common Shares as reported on the NYSE on September 30, 2024. (3) Computed in accordance with Rule 457(r) under the Securities Act.